N-2	Jul. 31, 2023
Cover [Abstract]
Entity Central Index Key	0001854370
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	424B3
Entity Registrant Name	Thirdline Real Estate Income Fund
Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation Risk. The Fund is subject to valuation risk, which is the risk that one or more of the assets in which the Fund invests are priced incorrectly, due to factors such as incomplete data, market instability or human error. If the Fund ascribes a higher value to assets and their value subsequently drops or fails to rise because of market factors, returns on the Fund’s investment may be lower than expected and could experience losses. While the valuation of the Fund’s publicly traded securities is more readily available, the Fund’s ownership interests in Private REITs and Private Real Estate Funds are not publicly traded and the Fund will depend on the institutional asset manager to such fund to provide a valuation of the Fund’s investment. The valuation of the Fund’s investment in a Private REIT and/or Private Real Estate Fund, as provided by an institutional asset manager as of a specific date, may vary from the fair value of the investment at the time it is sold to an independent third party. The Advisor will be dependent on information provided by the Private REIT and/or Private Real Estate Fund, including quarterly unaudited financial statements which if inaccurate could adversely affect the Advisor’s ability to value the Fund’s shares.

The Fund’s Direct Real Estate Holdings are fair valued by the Advisor in accordance with the procedures described under “Determination of Net Asset Value” below. The valuation process will involve subjective judgments and projections and may not be accurate. Valuations and appraisals of the Fund’s Direct Real Estate Holdings will be only estimates of fair value. Valuations and appraisals of the Fund’s Direct Real Estate Holdings are only conducted on a periodic basis. If the relevant asset’s value changes after such appraisal, it will be difficult for the Advisor to quantify the impact of such change and the necessary information to make a full assessment of the value may not be immediately available, which may require the Advisor to make an assessment of fair value with incomplete information. A material change in a Direct Real Estate Holdings investment or a new appraisal of a Direct Real Estate Holdings investment may have a material impact on the Fund’s overall NAV, resulting in a sudden increase or decrease to the Fund’s NAV per Share. In addition, accurate valuations are more difficult to obtain in times of low transaction volume because there are fewer market transactions that can be considered in the context of the appraisal. It also may be difficult to reflect fully and accurately rapidly changing market conditions or material events that may impact the value of the Fund’s Direct Real Estate Holdings between valuations, or to obtain complete information regarding any such events in a timely manner. For example, an unexpected termination or renewal of a material lease, a material increase or decrease in vacancies or an unanticipated structural or environmental event at a property may cause the value of a property to change materially, yet obtaining sufficient relevant information after the occurrence has come to light and/or analyzing fully the financial impact of such an event may be difficult to do and may require some time. The Advisor will consider the independent third-party valuation agents’ or pricing services’ appraisals in determining the fair value of the Direct Real Estate Holdings. There will be no retroactive adjustment in the valuation of such assets, the offering price of the Shares, the price the Fund paid to repurchase Shares or NAV-based fees the Fund paid to the Advisor to the extent such valuations prove to not accurately reflect the realizable value of the Fund’s assets. Because the price you will pay for Shares in this offering, and the price at which your Shares may be repurchased in a repurchase offer by the Fund, are based on NAV per Share, you may pay more than realizable value or receive less than realizable value for your investment if assets are mispriced. In addition, the participation of the Advisor in the Fund’s valuation process could result in a conflict of interest, as the management fee paid to the Advisor is based on the value of the Fund’s assets.